Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue.
Schedule of collaboration revenue

	Year
	ended December 31,

	2021	2020
	€ 1,000	€ 1,000

Eli Lilly collaboration revenue	652	—
Yarrow collaboration revenue	702	—
	1,354	—